Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
23. Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2018	¥10,465	¥0	¥(20,487)	¥(31,806)	¥(3,738)	¥(45,566)

Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)	351	0	0	0	(2,899)

Balance at April 1, 2018	7,215	351	(20,487)	(31,806)	(3,738)	(48,465)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(4,693) million	12,169					12,169
Reclassification adjustment included in net income, net of tax of ¥680 million	(1,954)					(1,954)
Debt valuation adjustments, net of tax of ¥(101) million		258				258
Reclassification adjustment included in net income, net of tax of ¥11 million		(27)				(27)
Defined benefit pension plans, net of tax of ¥2,821 million			(7,244)			(7,244)
Reclassification adjustment included in net income, net of tax of ¥43 million			(102)			(102)
Foreign currency translation adjustments, net of tax of ¥(729) million				(11,540)		(11,540)
Reclassification adjustment included in net income, net of tax of ¥0 million				3		3
Net unrealized gains (losses) on derivative instruments, net of tax of ¥1,393 million					(4,621)	(4,621)
Reclassification adjustment included in net income, net of tax of ¥(135) million					503	503

Total other comprehensive income (loss)	10,215	231	(7,346)	(11,537)	(4,118)	(12,555)

Transaction with noncontrolling interests	0	0	(126)	23	0	(103)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	41	0	(57)	(88)	(2)	(106)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	326	0	326

Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,078 million	(17,637)					(17,637)
Reclassification adjustment included in net income, net of tax of ¥1,938 million	(4,819)					(4,819)
Debt valuation adjustments, net of tax of ¥(357) million		920				920
Reclassification adjustment included in net income, net of tax of ¥17 million		(45)				(45)
Defined benefit pension plans, net of tax of ¥(223) million			886			886
Reclassification adjustment included in net income, net of tax of ¥(225) million			643			643
Foreign currency translation adjustments, net of tax of ¥(6,212) million				(40,605)		(40,605)
Reclassification adjustment included in net income, net of tax of ¥(4,064) million				8,941		8,941
Net unrealized gains (losses) on derivative instruments, net of tax of ¥1,511 million					(6,385)	(6,385)
Reclassification adjustment included in net income, net of tax of ¥652 million					(2,171)	(2,171)

Total other comprehensive income (loss)	(22,456)	875	1,529	(31,664)	(8,556)	(60,272)

Transaction with noncontrolling interests	0	0	0	4	(2)	2

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(66)	0	2	(2,550)	(270)	(2,884)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(197)	0	(197)

Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,702 million	(11,188)					(11,188)
Reclassification adjustment included in net income, net of tax of ¥510 million	6					6
Debt valuation adjustments, net of tax of ¥321 million		(826)				(826)
Reclassification adjustment included in net income, net of tax of ¥28 million		(73)				(73)
Defined benefit pension plans, net of tax of ¥(2,247) million			4,511			4,511
Reclassification adjustment included in net income, net of tax of ¥(368) million			819			819
Foreign currency translation adjustments, net of tax of ¥14,709 million				32,180		32,180
Reclassification adjustment included in net income, net of tax of ¥(751) million				4,066		4,066
Net unrealized gains (losses) on derivative instruments, net of tax of ¥40 million					(997)	(997)
Reclassification adjustment included in net income, net of tax of ¥(1,923) million					5,779	5,779

Total other comprehensive income (loss)	(11,182)	(899)	5,330	36,246	4,782	34,277

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	25	0	28	511	111	675

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(280)	0	(280)

Balance at March 31, 2021*	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

*	As of March 31, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2019, 2020 and 2021 are as follows:

	March 31, 2019
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,460	Gains on investment securities and dividends
Sales of debt securities	1,573	Life insurance premiums and related investment income
Amortization of debt securities	(1,030)	Finance revenues
Amortization of debt securities	(146)	Life insurance premiums and related investment income
Others	(1,223)	Write-downs of securities and other

	2,634	Total before income tax
	(680)	Income tax (expense) or benefit

	¥1,954	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥38	Life insurance costs

	38	Total before income tax
	(11)	Income tax (expense) or benefit

	¥27	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,071	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(919)	See Note 20 “Pension Plans”
Amortization of transition obligation	(7)	See Note 20 “Pension Plans”

	145	Total before income tax
	(43)	Income tax (expense) or benefit

	¥102	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(3)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3)	Total before income tax
	0	Income tax (expense) or benefit

	¥(3)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥157	Finance revenues/Interest expense
Foreign exchange contracts	(156)	Other (income) and expense
Foreign currency swap agreements	(639)	Finance revenues/Interest expense/ Other (income) and expense

	(638)	Total before income tax
	135	Income tax (expense) or benefit

	¥(503)	Net of tax

	March 31, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,366	Gains on investment securities and dividends
Sales of debt securities	6,710	Life insurance premiums and related investment income
Amortization of debt securities	(1,425)	Finance revenues
Amortization of debt securities	(894)	Life insurance premiums and related investment income

	6,757	Total before income tax
	(1,938)	Income tax (expense) or benefit

	¥4,819	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥62	Life insurance costs

	62	Total before income tax
	(17)	Income tax (expense) or benefit

	¥45	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,028	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(1,895)	See Note 20 “Pension Plans”
Amortization of transition obligation	(1)	See Note 20 “Pension Plans”

	(868)	Total before income tax
	225	Income tax (expense) or benefit

	¥(643)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(5,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Write-downs of securities
Sales or liquidation, other	(7,245)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Write-downs of securities

	(13,005)	Total before income tax
	4,064	Income tax (expense) or benefit

	¥(8,941)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(775)	Interest expense
Foreign exchange contracts	(338)	Interest expense/Other (income) and expense
Foreign currency swap agreements	3,936	Interest expense/Other (income) and expense

	2,823	Total before income tax
	(652)	Income tax (expense) or benefit

	¥2,171	Net of tax

	March 31, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,473	Gains on investment securities and dividends
Sales of debt securities	5,433	Life insurance premiums and related investment income
Amortization of debt securities	(1,468)	Finance revenues
Amortization of debt securities	(1,340)	Life insurance premiums and related investment income
Others	(4,594)	Write-downs of securities

	504	Total before income tax
	(510)	Income tax (expense) or benefit

	¥(6)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥101	Life insurance costs

	101	Total before income tax
	(28)	Income tax (expense) or benefit

	¥73	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥447	See Note 20 “Pension Plans”
Amortization of net actuarial loss	(1,633)	See Note 20 “Pension Plans”
Amortization of transition obligation	(1)	See Note 20 “Pension Plans”

	(1,187)	Total before income tax
	368	Income tax (expense) or benefit

	¥(819)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(2,057)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(2,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(4,817)	Total before income tax
	751	Income tax (expense) or benefit

	¥(4,066)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,522)	Interest expense
Foreign exchange contracts	(242)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(5,938)	Interest expense/Other (income) and expense

	(7,702)	Total before income tax
	1,923	Income tax (expense) or benefit

	¥(5,779)	Net of tax

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 21 “Redeemable Noncontrolling Interests.” Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.